Reinsurance and Policy Provisions (North End Re) (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) Basis_Points	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) Basis_Points yearOfAgreement	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2022	Oct. 08, 2021 USD ($)	Jul. 01, 2021 USD ($)
Ceded Credit Risk [Line Items]
Other revenue			$ 42,245	$ 16,160	$ 0
Other liabilities	$ 1,614,479	$ 2,187,249	1,614,479	2,187,249
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	$ 13,254,956	8,988,891	$ 13,254,956	8,988,891
Third party ownership interest in Company's common stock	18.70%		18.70%			16.00%
North End Re, Reinsurance Agreement, In Force as of July 1, 2021
Ceded Credit Risk [Line Items]
Reinsurance liabilities, amount ceded								$ 4,400,000
Modified coinsurance basis, percentage			70.00%
Coinsurance basis, percentage			30.00%
Annual ceding commission, basis points | Basis_Points	49		49
Annual asset liability management fee, basis points | Basis_Points	30		30
Contractually guaranteed fees, duration			6 years
Fees contingent on certain performance obligations, agreement year | yearOfAgreement			7
Ceding commission, initial net present value		114,100
North End Re, Reinsurance Agreement, In Force as of July 1, 2021 | Reinsurance Contract [Axis]: North End Re, Coinsurance Basis
Ceded Credit Risk [Line Items]
Cash transferred at close of reinsurance agreement							$ 1,100,000
North End Re, Reinsurance Agreement, In Force as of July 1, 2021 | Reinsurance Contract [Axis]: North End Re, Modified Coinsurance Basis
Ceded Credit Risk [Line Items]
Cash transferred at close of reinsurance agreement							$ 2,600,000
North End Re, Reinsurance Agreement, July 1, 2021 Going Forward
Ceded Credit Risk [Line Items]
Modified coinsurance basis, percentage			70.00%
Coinsurance basis, percentage			30.00%
Annual ceding commission, basis points | Basis_Points	140		140
Annual asset liability management fee, basis points | Basis_Points	30		30
Contractually guaranteed fees, duration			6 years
Fees contingent on certain performance obligations, agreement year | yearOfAgreement			7
Ceding commission, initial net present value		27,100	$ 67,700
Coinsurance on certain annuities, percentage			75.00%
North End Re, Reinsurance Agreement Amendment, In Force Issued After July 1, 2021
Ceded Credit Risk [Line Items]
Modified coinsurance basis, percentage	70.00%
Coinsurance basis, percentage	30.00%
Coinsurance on certain annuities, percentage	75.00%
North End Re
Ceded Credit Risk [Line Items]
Net investment income earned by assets in modco account			$ 95,400	11,400
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	$ 5,800,000	4,800,000	5,800,000	4,800,000
Reinsurance payable	124,200	127,900	124,200	127,900
North End Re | Other Liabilities, Deferred Gain
Ceded Credit Risk [Line Items]
Other liabilities	$ 480,500	$ 335,400	480,500	335,400
North End Re | Other Income, Asset Liability Management Fee
Ceded Credit Risk [Line Items]
Other revenue			12,700	5,500
North End Re | Other Income, Deferred Gain
Ceded Credit Risk [Line Items]
Other revenue			$ 24,200	$ 9,600